Average Annual Total Returns - SA Index Allocation 60-40 Portfolio	Class 1 1 Year	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 Since Inception	Class 3 Inception Date	MSCI EAFE® Index (net) 1 Year	MSCI EAFE® Index (net) Since Inception	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Blended Index 1 Year	Blended Index Since Inception	Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	13.69%	9.98%	Feb. 06, 2017	13.49%	9.71%	Feb. 06, 2017	7.82%	8.41%	19.96%	11.18%	18.40%	15.67%	8.92%	5.59%	13.66%	9.82%	13.77%	10.44%	6.43%	4.08%